Standards, Amendments, and Interpretation of International Financial Reporting Standards	12 Months Ended
Dec. 31, 2023
Standards, Amendments, and Interpretation of International Financial Reporting Standards [Abstract]
Standards, amendments, and interpretation of international financial reporting standards
3.	Standards, amendments, and interpretation of international financial reporting standards

A.	New amendments to IFRS mandatory as of January 1, 2023

The following standards and interpretations and amendments to existing standards were issued with mandatory application for the accounting period beginning January 1, 2023, but were not relevant and did not have a material impact on the Corporation’s operations:

Effective date	New standards
January 1, 2023	IFRS 17 Insurance Contracts

Modifications
January 1, 2023	Initial Application of IFRS 17 and IFRS 9 – Comparative Information (Amendments to IFRS 17)
Amendments to IAS 8 – Definition of accounting estimates
Amendments to IAS 12 – Deferred Taxes Relating to Assets and Liabilities Arising from a Single Transaction
Amendment to IAS 12 – International Tax Reform Pillar II Model Rules

B.	New IFRSs and interpretations issued after the date of presentation of the consolidated financial statements

The following accounting pronouncements issued are applicable to annual periods beginning after January 1, 2023, and have not been applied in the preparation of these consolidated financial statements. The Corporation intends to adopt the accounting pronouncements applicable to them on their respective dates of application and not in advance.

Effective date	New standards or modifications
January 1, 2024	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
Amendments to IFRS 16 – Leasehold Liabilities on a Sale and Leaseback Sale.
Amendments to IAS 1 – Non-Current Liabilities with Covenants
Amendments to IAS 7 and IFRS 7 – Supplier Financing Arrangements

January 1, 2025	Amendment to IAS 21 – Lack of Convertibility

Effective date Deferred indefinitely	Amendments to IAS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

These accounting pronouncements issued but not yet effective are not expected to have a material impact on the Corporation consolidated financial statements.

C.	Sustainability standards pronouncements not yet effective

The following pronouncements are applicable to the preparation of sustainability reports. The Corporation intends to adopt the pronouncements on their respective dates of application and not in advance.

Effective date	New standards or modifications
January 1, 2024	IFRS S1 General Requirements for Disclosures about Sustainability Disclosures Related to Financial Information
IFRS S2 Climate-related Disclosures

The enactment of sustainability IFRS S1 and S2 will be applicable in Peru once the Accounting Standards Board issues a pronouncement for the application of these standards for reporting entities in the country.